Intangible Assets - Summary by Class of Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,340	$ 3,272
Addition	40	1,012
Capitalized borrowing costs	2	4
Write-offs	(12)	(83)
Transfers	16	(1,654)
Amortization	(60)	(150)
Cumulative translation adjustment	(322)	(33)
Cumulative translation adjustment	2,004	(28)
Balance at December 31, 2017	2,004	2,340
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,945
Balance at December 31, 2017	3,502	3,945
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,605)
Balance at December 31, 2017	(1,498)	(1,605)
Rights and Concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,801	2,678
Addition	2	935
Write-offs	(12)	(81)
Transfers	(1)	(1,656)
Amortization	(7)	(20)
Cumulative translation adjustment	(249)	(33)
Cumulative translation adjustment	1,534	(22)
Balance at December 31, 2017		1,801
Rights and Concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,006
Balance at December 31, 2017	1,750	2,006
Rights and Concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(205)
Balance at December 31, 2017	(216)	(205)
Acquired Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57	68
Addition	14	16
Transfers	6	2
Amortization	(13)	(29)
Cumulative translation adjustment	(9)
Cumulative translation adjustment	$ 55
Balance at December 31, 2017		57
Estimated useful life in years	5 years
Acquired Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 496
Balance at December 31, 2017	472	496
Acquired Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(439)
Balance at December 31, 2017	(417)	(439)
Developed In-house Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	264	306
Addition	24	61
Capitalized borrowing costs	2	4
Write-offs		(2)
Transfers	(3)
Amortization	(40)	(101)
Cumulative translation adjustment	(36)
Cumulative translation adjustment	$ 211	(4)
Balance at December 31, 2017		264
Estimated useful life in years	5 years
Developed In-house Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,225
Balance at December 31, 2017	1,076	1,225
Developed In-house Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(961)
Balance at December 31, 2017	(865)	(961)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	218	220
Transfers	14
Cumulative translation adjustment	(28)
Cumulative translation adjustment	204	(2)
Balance at December 31, 2017		218
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	218
Balance at December 31, 2017	$ 204	$ 218